Long-term Debt - Summary of Terms and Conditions of Outstanding Long-term Debt (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 27, 2019 CAD ($)	Jun. 27, 2019 CAD ($)	Feb. 01, 2019 CAD ($)	Dec. 31, 2018 USD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Carrying amount	$ 872,544	$ 1,343,307				$ 1,161,430
Unsecured Term Loan
Disclosure Of Detailed Information About Borrowings [Line Items]
Carrying amount			$ 575	$ 575	$ 500
Unsecured Debenture | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate		3.32%				3.32%
Unsecured Debenture | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate		4.22%				4.22%
Unsecured Senior Notes
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	3.85%
Year of maturity	December 2026
Canada, Dollars | Unsecured Revolving Facility | BA
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	1.45%
Year of maturity	2023
Face value	$ 41,700	$ 140,600
Carrying amount	$ 32,279	106,114
Canada, Dollars | Unsecured Term Loan | BA
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	1.45%
Year of maturity	2022
Face value	$ 410,000	610,000
Carrying amount	$ 321,852	469,008
Canada, Dollars | Unsecured Debenture
Disclosure Of Detailed Information About Borrowings [Line Items]
Year of maturity	2024
Face value	$ 200,000	200,000
Carrying amount	$ 156,479	153,141
Canada, Dollars | Unsecured Debenture | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	3.32%
Canada, Dollars | Unsecured Debenture | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	4.22%
Canada, Dollars | Conditional Sales Contracts
Disclosure Of Detailed Information About Borrowings [Line Items]
Face value	$ 143,796	139,591
Carrying amount	$ 113,086	107,477
Canada, Dollars | Conditional Sales Contracts | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	1.49%
Year of maturity	2021
Canada, Dollars | Conditional Sales Contracts | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	4.72%
Year of maturity	2027
United States of America, Dollars | Unsecured Revolving Facility | Libor
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	1.45%
Year of maturity	2021
Face value	$ 7,461	9,216
Carrying amount	$ 7,461	9,216
United States of America, Dollars | Unsecured Revolving Credit Facility and Term Loans | Libor
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	1.45%
Year of maturity	2023
Face value	$ 92,634	349,906
Carrying amount	$ 91,387	348,351
United States of America, Dollars | Unsecured Senior Notes
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	3.85%
Year of maturity	2026
Face value	$ 150,000	150,000
Carrying amount	$ 150,000	$ 150,000